Offerings	Feb. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.250% Senior Notes due 2031
Amount Registered | shares	593,700,000
Maximum Aggregate Offering Price	$ 589,241,313.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,374.23
Offering Note	Amounts are calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended, based upon a Euro-to-U.S. dollar exchange rate of EUR1 to $1.1874 as of February 12, 2026, as reported by the European Central Bank.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2035
Amount Registered | shares	593,700,000
Maximum Aggregate Offering Price	$ 584,794,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,760.12
Offering Note	See Offering Note 1.